Concentration Of Risk	12 Months Ended
Dec. 31, 2015
Concentration Of Risk [Abstract]
Concentration Of Risk

19.  Concentration of Risk

VITAS has pharmacy services agreements (“Agreements”) with Enclara Pharmacia (previously Hospice Pharmacia) whereby Enclara provides specified pharmacy services for VITAS and its hospice patients in geographical areas served by both VITAS and Enclara.  VITAS made purchases from Enclara of $37.7 million, $35.6 million and $39.0 million for the years ended December 31, 2015, 2014 and 2013, respectively. For the years ended December 31, 2015, 2014 and 2013, respectively, purchases from this vendor represent approximately 90% of all pharmacy services used by VITAS.  VITAS’ accounts payable to Enclara was $3.0 million at December 31, 2015.  At December 31, 2014, VITAS’ accounts payable to Enclara was $3.6 million.